LOANS AND BORROWINGS, Loans and Borrowings (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current [Abstract]
Lease liabilities	$ 439,382	$ 376,655
Other loans and borrowings	6,373	5,971
Total current loans and borrowings	445,755	382,626
Non-current [Abstract]
Lease liabilities	1,026,398	567,796
Other loans and borrowings	18,520	24,892
Total non-current loans and borrowings	1,044,918	592,688
Total loans and borrowings	$ 1,490,673	$ 975,314